Revenue Information (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenue

Revenues consisted of the following:

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Product revenues	19,956,234	12,088,605
Service revenues	193,719	362,521
Total revenues	20,149,953	12,451,126

The following summarizes the Group’s revenues from the following geographic areas (based on the locations of customers):

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Europe	10,748,246	4,830,840
PRC	1,994,678	2,401,219
USA	1,181,323	5,186,643
South America	6,162,209	—
Others	63,497	32,424
Total revenues	20,149,953	12,451,126